Revenues	12 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Revenues

Note 3 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Group’s clients in an amount that reflects the considerations the Group expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Group’s revenues disaggregated by service lines for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30
	2023	2024	2025
	HKD	HKD	HKD	US$
Employment services	$14,485,440	$12,529,119	$9,829,206	$1,252,144
Payroll outsourcing services	16,981,233	17,595,833	17,600,113	2,242,081
Total revenues	$31,466,673	$30,124,952	$27,429,319	$3,494,225

The following table presented the Group’s revenues disaggregated by service lines and geographic location of the employees of our customers for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30
	2023	2024	2025	2025
Revenues	HKD	HKD	HKD	US$
Hong Kong	$602,599	$657,460	$914,812	$116,538
Macau	277,889	103,844	77,492	9,872
PRC	10,550,194	7,193,462	4,949,002	630,454
Taiwan	1,703,697	4,164,541	2,873,311	366,032
Japan	699,535	7,766	103,171	13,143
Australia	132,354	43,757	160,516	20,448
Thailand	40,738	112,902	12,098	1,541
Malaysia	37,928	-	-	-
Vietnam	60,850	43,103	2,734	348
India	79,809	6,251	-	-
Indonesia	195,607	28,442	42,814	5,454
Philippines	62,901	33,098	91,772	11,691
Bangladesh	36,391	42,995	-	-
Singapore	4,948	65,657	36,790	4,687
South Korea	-	25,841	236,778	30,163
Italy	-	-	327,916	41,773
Total employment services	14,485,440	12,529,119	9,829,206	1,252,144
Hong Kong	842,269	874,768	1,257,047	160,135
Macau	682,743	459,939	507,585	64,661
PRC	15,378,972	15,973,129	15,590,204	1,986,039
Taiwan	-	189,707	188,859	24,059
India	77,249	98,290	56,418	7,187
Total payroll outsourcing services	16,981,233	17,595,833	17,600,113	2,242,081
Total revenues	$31,466,673	$30,124,952	$27,429,319	$3,494,225

The following table presents the Group’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Services transferred over time	$31,466,673	$30,124,952	$27,429,319	3,494,225
Total revenues	$31,466,673	$30,124,952	$27,429,319	3,494,225